FAIR VALUE MEASUREMENT - Fair value hierarchy of assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, Fair Value Disclosure [Abstract]
Short-term investments (Note 5)	¥ 127,514		¥ 2,501	¥ 2,994
Liabilities, Fair Value Disclosure [Abstract]
Non-current warrant liabilities (Note 14)		¥ 9,650	4,709	¥ 2,999
Warrants Liabilities, current portion (Note 14)		37,903
Recurring member
Assets, Fair Value Disclosure [Abstract]
Short-term investments (Note 5)	127,514		2,501
Liabilities, Fair Value Disclosure [Abstract]
Non-current warrant liabilities (Note 14)		9,650	4,709
Warrants Liabilities, current portion (Note 14)		37,903
Level 2 | Recurring member
Assets, Fair Value Disclosure [Abstract]
Short-term investments (Note 5)			2,501
Level 3 | Recurring member
Assets, Fair Value Disclosure [Abstract]
Short-term investments (Note 5)	¥ 127,514
Liabilities, Fair Value Disclosure [Abstract]
Non-current warrant liabilities (Note 14)		9,650	¥ 4,709
Warrants Liabilities, current portion (Note 14)		¥ 37,903